Fair Value of Financial Measurements (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
US Government Agencies Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 190,527	$ 341,006
US Government Agencies Debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	190,527	341,006
US Government Agencies Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
US Government Agencies Debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
US States and Political Subdivisions Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	1,950	7,055
US States and Political Subdivisions Debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	2,023	7,269
Carrying (Reported) Amount, Fair Value Disclosure [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	23,568	0
Portion at Fair Value, Fair Value Disclosure [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	23,568	0
Foreign Government Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Foreign Government Debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Foreign Government Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Portion at Fair Value, Fair Value Disclosure [Member] | Foreign Government Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Corporate Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	29,959	10,000
Corporate Debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	29,959	10,000
Corporate Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Corporate Debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	45,086	73,052
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	48,593	77,631
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	3,011,090	2,130,087
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	3,011,090	2,130,087
Other Debt Obligations [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Other Debt Obligations [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Other Debt Obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Portion at Fair Value, Fair Value Disclosure [Member] | Other Debt Obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	816,002	888,622
Available-for-sale securities	3,255,144	2,481,093
Held-to-maturity securities	47,036	80,107
Loans receivable	7,935,877	8,423,703
Covered loans	382,183	534,474
FDIC indemnification asset	98,871	131,128
FHLB stock	151,755	151,748
Deposits	8,665,903	8,852,540
FHLB advances and other borrowings	2,762,066	2,665,548
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	816,002	888,622
Available-for-sale securities	3,255,144	2,481,093
Held-to-maturity securities	50,616	84,900
Loans receivable	8,479,307	8,899,937
Covered loans	375,027	534,474
FDIC indemnification asset	101,751	131,128
FHLB stock	151,755	151,748
Deposits	8,557,357	8,811,009
FHLB advances and other borrowings	3,038,127	2,965,921
Portion at Fair Value, Fair Value Disclosure [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 0	$ 0